Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property and equipment, net consisted of the following as of March 31, 2024 and December 31, 2023:

	Useful Life	March 31, 2024	December 31, 2023
Scanners	5 Years	$2,826,983	$3,309,957
Computer and lab equipment	3-5 Years	1,359,491	1,359,491
Leasehold improvements	Various	421,266	421,266
Software	3 Years	40,599	40,599
Furniture and fixtures	7 Years	82,336	82,336

		4,730,675	5,213,649
Less: accumulated depreciation		(4,576,602)	(4,722,729)

		$154,073	$490,920

Property and equipment, net consisted of the following as of December 31:

	Useful Life	2023	2022
Scanners	5 Years	$3,309,957	$3,047,841
Computer and lab equipment	3-5 Years	1,359,491	1,346,726
Leasehold improvements	Various	421,266	421,266
Software	3 Years	40,599	40,599
Furniture and fixtures	7 Years	82,336	82,336

		5,213,649	4,938,768
Less: accumulated depreciation		(4,722,729)	(4,441,021)

		$490,920	$497,747